Treasury Stock Retired (Detail) - 12 months ended Mar. 31, 2015 - JPY (¥) ¥ in Millions	Total
Share Repurchases [Line Items]
Date of the meeting of the board of directors	Mar. 27, 2015
Retirement of treasury stock (Shares)	279,228,000
Retirement of treasury stock	¥ 490,986